Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables [Line Items]
Payroll payables	$ 51,180	$ 92,856
Third Parties [Member]
Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables [Line Items]
Other payables – third parties	139,300	122,186
Accrued liabilities and other payables – third parties	190,480	215,042
Related Parties [Member]
Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables [Line Items]
Accrued liabilities and other payables – third parties	1,390,515
Other payables – related parties	$ 1,390,515